Acquisitions - Additional Information (Detail) £ in Thousands											1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jul. 01, 2015 USD ($)	Jul. 01, 2015 GBP (£)	Feb. 28, 2015 USD ($)	Jan. 26, 2015 USD ($)	Nov. 21, 2014 USD ($)	Jul. 08, 2014 USD ($)	Apr. 04, 2014 USD ($)	Feb. 14, 2014 USD ($)	Aug. 14, 2013 USD ($)	Jun. 09, 2011 USD ($)	Aug. 14, 2013 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Jul. 01, 2015 GBP (£)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired												$ 10,685,000	$ 137,783,000	$ 116,337,000	$ 137,269,000
Business Acquisition, Contingent Consideration, Estimated Fair Value	$ 2,160,000
Restricted cash														2,425,000	1,985,000
Equalization payment								$ 101,917,000
Compensation expense												225,000
MDP
Business Acquisition [Line Items]
Percentage of outstanding equity contributed								100.00%
CD Cartondruck AG
Business Acquisition [Line Items]
Additional consideration payable										$ 2,317,000				0	0
Restricted cash												$ 2,080,000		2,425,000	1,946,000
Restricted cash															1,985,000
Business acquisition minimum additional payment based on cumulative earnings before interest, taxes, depreciation and amortization										0
Business acquisition maximum additional payment based on cumulative earnings before interest, taxes, depreciation and amortization										$ 3,475,000
Business acquisition earn out achieved Period										5 years
Compensation expense														374,000	427,000
CD Cartondruck AG | Predecessor
Business Acquisition [Line Items]
Additional consideration payable										$ 2,137,000
Compensation expense											$ 53,000					$ 427,000
Chicago Paper Tube
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 8,189,000
Blue Print Media Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	2,496,000	£ 1,587
Annual revenue	23,000,000
Business Acquisition, Contingent Consideration, Estimated Fair Value | £																	£ 1,500
Additional consideration payable	$ 1,440,000																£ 1,000
AGI Shorewood
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ 133,794,000
Operation of acquiree included in consolidated net sales															173,936,000
Operation of acquiree included in consolidated net income (loss)															4,974,000
Cash consideration					$ 134,309,000
Armstrong Packaging Limited ("Armstrong")
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired						$ 12,747,000
Equity interest acquired in merger transaction						100.00%
Operation of acquiree included in consolidated net sales						$ 14,456,000
Operation of acquiree included in consolidated net income (loss)						1,905,000
Cash consideration						$ 12,747,000
Presentation Products Group
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			$ 15,615,000
Equity interest acquired in merger transaction			100.00%
Operation of acquiree included in consolidated net sales															12,529,000
Operation of acquiree included in consolidated net income (loss)															$ 250,000
Cash consideration			$ 15,615,000
Multi Packaging Solutions Inc., | MDP
Business Acquisition [Line Items]
Aggregate purchase price									$ 646,749,000
Chesapeake Finance 2, Ltd. ("CF2")
Business Acquisition [Line Items]
Annual sales								$ 841,323,000
Operation of acquiree included in consolidated net sales														306,928,000
Operation of acquiree included in consolidated net income (loss)														(11,345,000)
Chesapeake Finance 2, Ltd. ("CF2") | MDP
Business Acquisition [Line Items]
Equity interest acquired in merger transaction								50.00%
Chesapeake Finance 2, Ltd. ("CF2") | Carlyle Group ("Carlyle")
Business Acquisition [Line Items]
Equity interest acquired in merger transaction								50.00%
JLI Acquisition, Inc. ("Jet")
Business Acquisition [Line Items]
Additional consideration payable							$ 154,000
Business acquisition maximum additional payment based on cumulative earnings before interest, taxes, depreciation and amortization							500,000
Aggregate purchase price							$ 36,294,000
Equity interest acquired in merger transaction							100.00%
Operation of acquiree included in consolidated net sales														10,680,000
Operation of acquiree included in consolidated net income (loss)														155,000
Cash consideration							$ 36,140,000
Integrated Printing Solutions, LLC ("IPS")
Business Acquisition [Line Items]
Equity interest acquired in merger transaction							70.00%
Operation of acquiree included in consolidated net sales														9,260,000
Operation of acquiree included in consolidated net income (loss)														$ (200,000)
Cash consideration							$ 14,708,000
Non-controlling interest ownership percentage							30.00%